PENSION PLANS AND RETIREE BENEFITS (Schedule of Funded Status Based on Accumulated Benefit Obligation) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ (32.9)	$ (143.9)
Fair value of plan assets	13.8	115.2
Funded status	(19.1)	(28.7)
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	(1,525.6)	(274.2)
Fair value of plan assets	1,354.1	248.7
Funded status	$ (171.5)	$ (25.5)